Exploration and Evaluation of Oil and Gas Reserves - Summary of Aging Capitalized Exploratory and Well Costs by Year (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Well	Dec. 31, 2018 USD ($)
Disclosure of Detailed Information About Exploration and Evaluation of Oil and Gas [line items]
Capitalized costs | $	$ 4,043	$ 4,047
Number of wells | Well	66
Aging of capitalized exploratory well costs period one [member]
Disclosure of Detailed Information About Exploration and Evaluation of Oil and Gas [line items]
Capitalized costs | $	$ 54
Number of wells | Well	1
Aging of capitalized exploratory well costs period two [member]
Disclosure of Detailed Information About Exploration and Evaluation of Oil and Gas [line items]
Capitalized costs | $	$ 48
Number of wells | Well	1
Aging of capitalized exploratory well costs period three [member]
Disclosure of Detailed Information About Exploration and Evaluation of Oil and Gas [line items]
Capitalized costs | $	$ 292
Number of wells | Well	4
Aging of capitalized exploratory well costs period four [member]
Disclosure of Detailed Information About Exploration and Evaluation of Oil and Gas [line items]
Capitalized costs | $	$ 852
Number of wells | Well	14
Aging of capitalized exploratory well costs period five [member]
Disclosure of Detailed Information About Exploration and Evaluation of Oil and Gas [line items]
Capitalized costs | $	$ 2,797
Number of wells | Well	46